Private Placement (Details) - Private Placement [Member] - USD ($)		3 Months Ended	12 Months Ended
	Jul. 22, 2021	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Line Items]
Gross proceeds for private placement		$ 1,037,340	$ 1,037,340
Number of units issued		103,734	103,734
Sale of stock price per share		$ 10	$ 10
Sponsor [Member]
Private Placement [Line Items]
Sale of stock units	675,593	571,859	571,859
Sale of stock price per shares	$ 10	$ 10	$ 10
Gross proceeds for private placement		$ 5,718,590	$ 5,718,590